                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                         Van Kampen Emerging Growth Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2005 (UNAUDITED)



                                                                                  NUMBER OF
DESCRIPTION                                                                         SHARES                     VALUE
COMMON STOCKS    96.5%
AEROSPACE & DEFENSE    1.7%
Boeing Co.                                                                          850,000                $ 57,961,500
Precision Castparts Corp.                                                           600,000                  30,594,000
                                                                                                           -------------
                                                                                                             88,555,500
                                                                                                           -------------

AIR FREIGHT & LOGISTICS    0.6%
C.H. Robinson Worldwide, Inc.                                                       750,000                  30,337,500
                                                                                                           -------------

APPAREL, ACCESSORIES & LUXURY GOODS    1.5%
Coach, Inc. (a)                                                                   1,500,000                  51,645,000
Polo Ralph Lauren Corp.                                                             500,000                  26,800,000
                                                                                                           -------------
                                                                                                             78,445,000
                                                                                                           -------------

APPAREL RETAIL    1.5%
Chico's FAS, Inc. (a)                                                             1,100,000                  48,521,000
Urban Outfitters, Inc. (a)                                                        1,000,000                  30,860,000
                                                                                                           -------------
                                                                                                             79,381,000
                                                                                                           -------------

APPLICATION SOFTWARE    2.4%
Autodesk, Inc. (a)                                                                2,000,000                  83,440,000
SAP AG - ADR (Germany)                                                            1,000,000                  45,150,000
                                                                                                           -------------
                                                                                                            128,590,000
                                                                                                           -------------

ASSET MANAGEMENT & CUSTODY BANKS    1.0%
Franklin Resources, Inc.                                                            550,000                  51,084,000
                                                                                                           -------------

AUTOMOTIVE RETAIL    0.6%
Advance Auto Parts, Inc. (a)                                                        750,000                  31,755,000
                                                                                                           -------------

BIOTECHNOLOGY    6.6%
Amgen, Inc. (a)                                                                   1,000,000                  80,930,000
Celgene Corp. (a)                                                                   800,000                  48,736,000
Genentech, Inc. (a)                                                                 800,000                  76,496,000
Genzyme Corp. (a)                                                                   850,000                  63,189,000
Gilead Sciences, Inc. (a)                                                         1,100,000                  55,759,000
Protein Design Labs, Inc. (a)                                                     1,000,000                  27,850,000
                                                                                                           -------------
                                                                                                            352,960,000
                                                                                                           -------------

BUILDING PRODUCTS    0.2%
USG Corp. (a)                                                                       200,000                  12,240,000
                                                                                                           -------------

CASINOS & GAMING    0.3%
Penn National Gaming, Inc. (a)                                                      500,000                  16,585,000
                                                                                                           -------------

COMMUNICATIONS EQUIPMENT    5.7%
ADTRAN, Inc.                                                                        650,000                  19,214,000
Comverse Technology, Inc. (a)                                                     1,500,000                  39,315,000
Corning, Inc. (a)                                                                 2,500,000                  50,625,000
Harris Corp.                                                                        600,000                  26,748,000
Motorola, Inc.                                                                    3,000,000                  72,270,000
QUALCOMM, Inc.                                                                    1,250,000                  56,837,500
Scientific-Atlanta, Inc.                                                            850,000                  35,972,000
                                                                                                           -------------
                                                                                                            300,981,500
                                                                                                           -------------

COMPUTER & ELECTRONICS RETAIL    0.9%
Best Buy Co., Inc.                                                                1,000,000                  48,240,000
                                                                                                           -------------

COMPUTER HARDWARE    4.0%
Apple Computer, Inc. (a)                                                          2,000,000                 135,640,000
Hewlett-Packard Co.                                                               2,500,000                  74,175,000
                                                                                                           -------------
                                                                                                            209,815,000
                                                                                                           -------------

COMPUTER STORAGE & PERIPHERALS    0.5%
EMC Corp. (a)                                                                     2,000,000                  27,860,000
                                                                                                           -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS    0.5%
Joy Global, Inc.                                                                    500,000                  26,445,000
                                                                                                           -------------

DATA PROCESSING & OUTSOURCING SERVICES    2.0%
Fiserv, Inc. (a)                                                                    600,000                  27,306,000
Global Payments, Inc.                                                               600,000                  26,268,000
Paychex, Inc.                                                                     1,250,000                  53,012,500
                                                                                                           -------------
                                                                                                            106,586,500
                                                                                                           -------------

DEPARTMENT STORES    1.7%
J.C. Penney Co., Inc.                                                             1,000,000                  52,470,000
Nordstrom, Inc.                                                                   1,000,000                  36,880,000
                                                                                                           -------------
                                                                                                             89,350,000
                                                                                                           -------------

DIVERSIFIED METALS & MINING    1.8%
Freeport-McMoRan Copper & Gold, Inc., Class B                                       800,000                  41,688,000
Peabody Energy Corp.                                                                700,000                  55,202,000
                                                                                                           -------------
                                                                                                             96,890,000
                                                                                                           -------------

ELECTRIC UTILITIES    0.7%
Edison International                                                                800,000                  36,096,000
                                                                                                           -------------

ELECTRONIC MANUFACTURING SERVICES    0.6%
Jabil Circuit, Inc. (a)                                                           1,000,000                  33,120,000
                                                                                                           -------------

FERTILIZERS & AGRICULTURAL CHEMICALS    0.8%
Monsanto Co.                                                                        550,000                  40,298,500
                                                                                                           -------------

FOOD RETAIL    0.6%
Whole Foods Market, Inc.                                                            200,000                  29,456,000
                                                                                                           -------------

GENERAL MERCHANDISE STORES    0.4%
Target Corp.                                                                        450,000                  24,079,500
                                                                                                           -------------

HEALTH CARE EQUIPMENT    0.9%
St. Jude Medical, Inc. (a)                                                        1,000,000                  47,770,000
                                                                                                           -------------

HEALTH CARE SERVICES    2.3%
Caremark Rx, Inc. (a)                                                             1,250,000                  64,237,500
Cerner Corp. (a)                                                                    300,000                  28,920,000
Omnicare, Inc.                                                                      500,000                  28,475,000
                                                                                                           -------------
                                                                                                            121,632,500
                                                                                                           -------------

HEALTH CARE SUPPLIES    1.7%
Alcon, Inc. (Switzerland)                                                           450,000                  63,090,000
Bausch & Lomb, Inc.                                                                 350,000                  28,441,000
                                                                                                           -------------
                                                                                                             91,531,000
                                                                                                           -------------

HOME ENTERTAINMENT SOFTWARE    0.5%
Activision, Inc. (a)                                                              1,916,666                  25,510,824
                                                                                                           -------------

HOME IMPROVEMENT RETAIL    1.0%
Lowe's Co., Inc.                                                                    800,000                  53,984,000
                                                                                                           -------------

HOMEBUILDING    0.5%
KB Home                                                                             400,000                  27,908,000
                                                                                                           -------------

HOTELS, RESORTS & CRUISE LINES    0.7%
Starwood Hotels & Resorts Worldwide, Inc.                                           650,000                  39,325,000
                                                                                                           -------------

HOUSEHOLD PRODUCTS    0.8%
Procter & Gamble Co.                                                                731,250                  41,820,188
                                                                                                           -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    1.0%
TXU Corp.                                                                           500,000                  51,315,000
                                                                                                           -------------

INDUSTRIAL CONGLOMERATES    0.8%
General Electric Co.                                                              1,250,000                  44,650,000
                                                                                                           -------------

INDUSTRIAL MACHINERY    0.7%
ITT Industries, Inc.                                                                350,000                  38,066,000
                                                                                                           -------------

INTERNET RETAIL    1.1%
eBay, Inc. (a)                                                                    1,250,000                  56,012,500
                                                                                                           -------------

INTERNET SOFTWARE & SERVICES    3.6%
Google, Inc., Class A (a)                                                           300,000                 121,497,000
Yahoo!, Inc. (a)                                                                  1,750,000                  70,402,500
                                                                                                           -------------
                                                                                                            191,899,500
                                                                                                           -------------

INVESTMENT BANKING & BROKERAGE    3.7%
Bear Stearns Co., Inc.                                                              400,000                  44,396,000
Charles Schwab Corp.                                                              2,500,000                  38,125,000
Goldman Sachs Group, Inc.                                                           450,000                  58,032,000
Lehman Brothers Holdings, Inc.                                                      450,000                  56,700,000
                                                                                                           -------------
                                                                                                            197,253,000
                                                                                                           -------------

IT CONSULTING & OTHER SERVICES    0.7%
Cognizant Technology Solutions Corp., Class A (a)                                   750,000                  36,442,500
                                                                                                           -------------

LIFE & HEALTH INSURANCE    1.0%
Prudential Financial, Inc.                                                          700,000                  54,180,000
                                                                                                           -------------

MANAGED HEALTH CARE    4.8%
Aetna, Inc.                                                                         600,000                  55,494,000
Humana, Inc. (a)                                                                    750,000                  34,372,500
Pacificare Health Systems (a)                                                       400,000                  34,416,000
UnitedHealth Group, Inc.                                                          1,400,000                  83,804,000
WellPoint, Inc. (a)                                                                 600,000                  46,098,000
                                                                                                           -------------
                                                                                                            254,184,500
                                                                                                           -------------

OIL & GAS EQUIPMENT & SERVICES    3.3%
Cal Dive International, Inc. (a)                                                    250,000                  18,152,500
Cooper Cameron Corp. (a)                                                            250,000                  19,907,500
Grant Prideco, Inc. (a)                                                             750,000                  28,792,500
National-Oilwell Varco, Inc. (a)                                                    800,000                  48,496,000
Schlumberger, Ltd.                                                                  600,000                  57,438,000
                                                                                                           -------------
                                                                                                            172,786,500
                                                                                                           -------------

OIL & GAS EXPLORATION & PRODUCTION    2.7%
Burlington Resources, Inc.                                                          700,000                  50,575,000
EOG Resources, Inc.                                                                 900,000                  64,575,000
Ultra Petroleum Corp. (a)                                                           500,000                  26,890,000
                                                                                                           -------------
                                                                                                            142,040,000
                                                                                                           -------------

OIL & GAS REFINING & MARKETING    1.5%
Sunoco, Inc.                                                                        400,000                  30,880,000
Valero Energy Corp.                                                                 500,000                  48,100,000
                                                                                                           -------------
                                                                                                             78,980,000
                                                                                                           -------------

PHARMACEUTICALS    6.8%
Allergan, Inc.                                                                      500,000                  50,000,000
AstraZeneca PLC- ADR (United Kingdom)                                               750,000                  34,537,500
Johnson & Johnson                                                                   700,000                  43,225,000
Kos Pharmaceuticals, Inc. (a)                                                       250,000                  16,645,000
Novartis AG - ADR (Switzerland)                                                     800,000                  41,920,000
Roche Holding AG - ADR (Switzerland)                                                850,000                  63,880,135
Schering-Plough Corp.                                                             1,000,000                  19,320,000
Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                               1,100,000                  44,968,000
Wyeth                                                                             1,100,000                  45,716,000
                                                                                                           -------------
                                                                                                            360,211,635
                                                                                                           -------------

PROPERTY & CASUALTY INSURANCE    0.5%
ACE, Ltd. (Bermuda)                                                                 500,000                  27,750,000
                                                                                                           -------------

PUBLISHING    1.5%
Getty Images, Inc. (a)                                                              450,000                  41,080,500
McGraw-Hill Co., Inc.                                                               750,000                  39,787,500
                                                                                                           -------------
                                                                                                             80,868,000
                                                                                                           -------------

RAILROADS    1.2%
Burlington Northern Santa Fe Corp.                                                1,000,000                  66,180,000
                                                                                                           -------------

SEMICONDUCTOR EQUIPMENT    1.4%
Applied Materials, Inc.                                                           2,000,000                  36,220,000
Lam Research Corp. (a)                                                            1,000,000                  37,540,000
                                                                                                           -------------
                                                                                                             73,760,000
                                                                                                           -------------

SEMICONDUCTORS    7.4%
Broadcom Corp., Class A (a)                                                       1,500,000                  69,810,000
Intel Corp.                                                                       2,000,000                  53,360,000
Intersil Corp., Class A                                                           1,250,000                  32,062,500
Marvell Technology Group, Ltd. (Bermuda) (a)                                      1,750,000                  97,195,000
National Semiconductor Corp.                                                      1,500,000                  38,820,000
NVIDIA Corp. (a)                                                                    500,000                  18,085,000
Texas Instruments, Inc.                                                           2,500,000                  81,200,000
                                                                                                           -------------
                                                                                                            390,532,500
                                                                                                           -------------

SOFT DRINKS    0.9%
PepsiCo, Inc.                                                                       850,000                  50,320,000
                                                                                                           -------------

SPECIALIZED FINANCE    1.0%
Chicago Mercantile Exchange                                                         150,000                  53,122,500
                                                                                                           -------------

SPECIALTY STORES    0.7%
Tiffany & Co.                                                                       900,000                  36,630,000
                                                                                                           -------------

SYSTEMS SOFTWARE    2.9%
Adobe Systems, Inc.                                                               1,500,000                  48,915,000
McAfee, Inc. (a)                                                                    900,000                  25,029,000
Microsoft Corp.                                                                   2,000,000                  55,420,000
Red Hat, Inc. (a)                                                                 1,000,000                  23,570,000
                                                                                                           -------------
                                                                                                            152,934,000
                                                                                                           -------------

THRIFTS & MORTGAGE FINANCE    0.0%
Countrywide Financial Corp.                                                               1                          35
                                                                                                           -------------

WIRELESS TELECOMMUNICATION SERVICES    2.3%
America Movil S.A. de C.V., Series L - ADR (Mexico)                               2,000,000                  57,440,000
American Tower Corp., Class A (a)                                                 1,500,000                  40,935,000
Nextel Partners, Inc., Class A (a)                                                1,000,000                  26,500,000
                                                                                                           -------------
                                                                                                            124,875,000
                                                                                                           -------------

TOTAL LONG-TERM INVESTMENTS    96.5%
   (Cost $3,985,986,248)                                                                                  5,123,625,682

REPURCHASE AGREEMENT    3.9%
State Street Bank & Trust Co. ($205,301,000 par
collateralized by U.S. Government obligations in
a pooled cash account, interest rate of 3.93%,
dated 11/30/05, to be sold on 12/01/05 at
$205,323,412)                                                                                                205,301,000
                                                                                                           -------------
   (Cost $205,301,000)

TOTAL INVESTMENTS    100.4%
   (Cost $4,191,287,248)                                                                                  5,328,926,682

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.4%)                                                             (22,461,185)
                                                                                                           -------------

NET ASSETS    100.0%                                                                                     $5,306,465,497
                                                                                                         ---------------

(a)      Non-income producing security as this stock currently
         does not declare dividends.
ADR   -  American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Emerging Growth Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 19, 2006

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: January 19, 2006